LEASES (Lease Information) (Details)							3 Months Ended	12 Months Ended
	Oct. 06, 2016 USD ($)	Aug. 01, 2016 USD ($)	May 10, 2016 USD ($)	Feb. 05, 2016 USD ($) renewal_term subsidiary	Sep. 01, 2015 USD ($) renewal_term facility	Aug. 14, 2015 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) facility	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 09, 2015	Aug. 01, 2015 USD ($)	Jun. 11, 2015 USD ($)
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility								11
Operating lease, escalation percentage, initial term, percentage								0.03
Future minimum lease payments
2017								$ 8,126,000
2018								8,308,000
2019								8,492,000
2020								8,671,000
2021								8,830,000
Thereafter								46,456,000
Total								$ 88,883,000
Number of sublease agreements executed | facility								26
Number of sublease agreements executed, owned by company | facility								14
Expected disbursements							$ 700,000	$ 13,200,000
Number of subsidiaries entered into lease agreement | subsidiary				9
Amount of asset purchase agreement										$ 6,850,000			$ 6,750,000
Number of facilities | facility								29
Investment to regain recertification								$ 800,000
Proceeds from sale of property and equipment								18,370,000	$ 0
Rent revenue with property under rectification								$ 1
Period where rent is $1								3 months
Rent discount period								5 months
Rent discount (percent)								50.00%
Outstanding amount								$ 0
Operating Leases, Future Minimum Payments Receivable [Abstract]
2017								20,744,000
2018								21,824,000
2019								22,299,000
2020								22,825,000
2021								23,402,000
Thereafter								132,193,000
Total								$ 243,287,000
Third Party Operators
Future minimum lease payments
Number of sublease agreements executed, owned by company | facility								15
Lease Ending 2020
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility								8
Prime Lease Second Amendment
Operating Leased Assets [Line Items]
Operating lease, increase in contract term						7 years
Lessor fees						$ 575,000
Period of prepaid rent						1 month
Prepaid rent on termination of lease						$ 398,000
Deposit						$ 500,000
Quarterly payment, threshold for payment, in days						10 days
Quarterly payment						$ 26,000
Operating lease, escalation percentage, initial term, percentage											0.020
Operating lease, escalation percentage, renewal term, percentage											0.025
Future minimum lease payments
2017						$ 5,300,000
Lease Ending 2022
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility								2
Bonterra/Parkview Lease Agreement
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, renewal term, percentage					0.375
Renewal term (in years)					3 years
Number of facilities subleased | facility					2
Operating lease renewal terms | renewal_term					2
Operating lease, renewal term					12 years
Future minimum lease payments
2017					$ 1,900,000
Covington Lease Amendment
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, renewal term, percentage												1.02
Future minimum lease payments
2017												$ 600,000
Aria Subleases
Operating Leased Assets [Line Items]
Operating lease, renewal term									15 years
Future minimum lease payments
Annual rent, per agreement									$ 4,200,000
Skyline Lease
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage				0.025
Renewal term (in years)				5 years
Operating lease renewal terms | renewal_term				2
Future minimum lease payments
Annual rent, per agreement				$ 5,400,000
Initial lease term (in years)				15 years
Amount of asset purchase agreement				$ 55,000,000
Payments for deposits with other institutions	$ 1,800,000	$ 1,000,000	$ 1,000,000
Proceeds from sale of property and equipment			51,000,000
Minimum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage								0.020
Maximum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage								0.030
Savannah Beach
Future minimum lease payments
Annual rent, per agreement								$ 300,000
Oceanside
Future minimum lease payments
Annual rent, per agreement								400,000
Jeffersonville
Future minimum lease payments
Annual rent, per agreement								$ 600,000
Variable Interest Entity, Not Primary Beneficiary | Peach Health Care
Future minimum lease payments
Number of facilities | facility								3
Loans receivable								$ 1,000,000
LOC fixed interest rate (percent)								13.50%
Outstanding amount								$ 700,000
Operating Leases, Future Minimum Payments Receivable [Abstract]
Short-term debt								2,500,000
Notes Receivable | Skyline Lease
Future minimum lease payments
Financing receivable, Net			$ 3,000,000
Notes Receivable | HAH
Future minimum lease payments
Outstanding principal amount of note								$ 1,000,000	$ 1,700,000